Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Summary of Significant Accounting Policies
Summary of aging schedule of the accounts receivable

The aging schedule of the accounts receivable is as follows:

	For the years ended June 30,
	2021	2022	2022
	RMB	RMB	US$

Less than 3 months	466,082	450,326	67,099
More than 3 months and less than 1 year	127,979	111,049	16,546
More than 1 year	—	2,999	447
Total	594,061	564,374	84,092

Summary of roll forward schedule of accounts receivable

The roll forward schedule of accounts receivable is as follows:

	Amount
	RMB	US$
Balance as of June 30, 2020	403,693	57,023
Revenue (including VAT)	1,940,407	298,117
Collection	(1,750,039)	(263,182)
Balance as of June 30, 2021	594,061	91,958
Revenue (including VAT)	2,055,534	318,352
Collection	(2,085,221)	(326,218)
Balance as of June 30, 2022	564,374	84,092

Summary of estimated useful lives of property and equipment

Real estate property	14 years
Leasehold improvements	Shorter of the remaining lease terms and estimated useful lives
Electronic equipment	3-6 years
Furniture, fixture and other equipment	3-5 years
Motor Vehicles	5 years

Summary of revenues disaggregated by service line and timing of revenue recognition

The following tables present the Group’s revenues disaggregated by service line and timing of revenue recognition:

	Year Ended June 30, 2020
	Wealth	Assets		Total Net
	Management	Management	Others	Revenues
	RMB	RMB	RMB	RMB

Revenues recognized at a point in time	1,274,434	—	5,809	1,280,243
Revenues recognized over time	—	4,620	—	4,620
Total	1,274,434	4,620	5,809	1,284,863

	Year Ended June 30, 2021
	Wealth	Assets		Total Net
	Management	Management	Others	Revenues
	RMB	RMB	RMB	RMB

Revenues recognized at a point in time	1,795,552	1,322	23,928	1,820,802
Revenues recognized over time	—	13,620	—	13,620
Total	1,795,552	14,942	23,928	1,834,422

	Year Ended June 30, 2022
	Wealth	Assets	Health		Total Net
	Management	Management	Management	Others	Revenues
	RMB	RMB	RMB	RMB	RMB

Revenues recognized at a point in time	1,871,958	171	422	22,642	1,895,193
Revenues recognized over time	27,615	19,305	—	—	46,920
Total	1,899,573	19,476	422	22,642	1,942,113
Amounts in US$	294,197	3,016	65	3,508	300,786